Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade accounts payable
Thousands of $ For the years ended December 31	2021	2020
Trade accounts payable	3,192	2,903
Accruals for invoices to be received	4,263	2,417
Total trade accounts payable	7,455	5,320

Schedule of other current liabilities
Thousands of $ For the years ended December 31	2021	2020
Payroll	2,703	2,539
Other accruals	32	678
Total other current liabilities	2,735	3,217